CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ 275,389	$ (37,364)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	27,951	26,259
Allowance for doubtful accounts	290	94
Amortization of deferred financing costs	509	1,669
Amortization of original issue discount	21	133
Amortization of original issue premium		(886)
Loss on disposition of assets	67	509
Loss on extinguishment of debt	26,127
Share-based compensation	3,577	1,779
Unrealized (gain) loss on derivatives, net	(32,489)	128,167
Changes in assets and liabilities:
Accounts receivable	(68,465)	(66,588)
Inventories	6,134	44,657
Prepaid expenses and other current assets	(12,124)	(11,044)
Insurance receivable		(4)
Insurance proceeds on Coffeyville Refinery incident	1,260
Other long-term assets	100	112
Accounts payable	(17,525)	29,294
Accrued expenses and other liabilities	28,776	28,314
Accrued environmental liabilities	(57)	(96)
Other long-term liabilities	(1)	(44)
Net cash provided by operating activities	239,540	144,961
Cash flows from investing activities:
Capital expenditures	(44,582)	(35,510)
Proceeds from sale of assets	3	141
Net cash used in investing activities	(44,579)	(35,369)
Cash flows from financing activities:
Payment of capital lease obligations	(246)	(222)
Payments on senior secured notes	(243,366)
Payment of deferred financing costs	(60)	(1,142)
Proceeds from issuance of common units, net of offering costs	655,676
Net distributions to parent		(68,709)
Distribution to affiliates	(235,050)
Net cash provided by (used in) financing activities	176,954	(70,073)
Net increase (decrease) in cash and cash equivalents	371,915	39,519
Cash and cash equivalents, beginning of period	153,145	2,745
Cash and cash equivalents, end of period	525,060	42,264
Supplemental disclosures:
Cash paid for interest net of capitalized interest of $382 and $667 for the three months ended March 31, 2013 and 2012, respectively	11,693	1,910
Non-cash investing and financing activities:
Accrual of construction in progress additions	$ (20,901)	$ (5,308)